Other operating income - Other Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Research and development incentives	$ 13,970	$ 10,257	$ 5,373
Incentive refund period	5 years
Payroll tax rebates	$ 12,621	$ 9,095	$ 6,413